Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2013
Accounts Receivable, net
Summary of Group's accounts receivable
	As of December 31,
	2012	2013
	RMB	RMB

Accounts receivable	40,212	33,987
Less: Allowance for doubtful accounts	(110)	—
Accounts receivable, net	40,102	33,987